Prepaid expenses and accrued revenues (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid expenses and accrued revenues
Schedule of prepayments and accrued revenues
	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Interest revenues accrued	2,075	2,163
Prepaid expenses and other accrued revenues	16	21

Total	2,091	2,184